Condensed Financial Information of the Parent Company	6 Months Ended
Jun. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and the UFG entities exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s unaudited condensed consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of operations and comprehensive loss.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2023 and December 31, 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the unaudited condensed consolidated financial statements, if any.

	June 30, 2023	December 31, 2022

ASSETS
Current assets
Cash	$30,369	$-
Intercompany receivable	4,009,000	9,000
Total current assets	4,039,369	9,000

Non-current assets
Long term debt investment	6,171,616	-
Long term loan to a third-party	2,021,452	-
Loss from investment in subsidiaries	(5,542,585)	(5,634,277)
Total non-current assets	2,650,483	(5,634,277)

Total assets	$6,689,852	$(5,625,277)

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)

LIABILITIES
Intercompany payable	$1,059,521	$-
Total liabilities	1,059,521	-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ DEFICIT
Ordinary shares, $0.001 par value, 50,000,000 shares authorized; 12,390,000 shares and 9,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively:
Class A ordinary share, $0.001 par value, 44,000,000 shares authorized; 6,450,000 shares and 3,060,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	6,450	3,060
Class B ordinary share, $0.001 par value, 6,000,000 shares authorized; 5,940,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022	5,940	5,940
Additional paid-in capital	10,967,458	-
Accumulated deficit	(5,349,517)	$(5,634,277)
Accumulated other comprehensive income	-	-
Total shareholders’ equity (deficit)	6,689,852	$(5,625,277)

Total liabilities and shareholders’ equity (deficit)	$6,689,852	$(5,625,277)

	For the Six Months Ended June 30,
	2023	2022

OTHER INCOME
Interest income	$21,452	$-
Income from long term debt investment	171,616	-

EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	91,692	220,793

NET INCOME	284,760	220,793
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	-
COMPREHENSIVE INCOME	$284,760	220,793

	For the Six Months Ended June 30,
	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$284,760	220,793
Adjustments to reconcile net cash flows from operating activities:
Interest income from long term debt investment	(171,616)	-
Interest income from loan to a third party	(21,452)	-
Equity in earnings of subsidiaries and VIEs	(91,692)	(220,793)
Net cash used in operating activities	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment made for long term debt investment	(6,000,000)	-
Advances of loan to a third party	(2,000,000)	-
Cash lent to U.S. subsidiary	(4,000,000)	-
Cash used in investing activities	(12,000,000)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings	13,560,000	-
Direct costs disbursed from initial public offerings proceeds	(1,529,631)	-
Net cash provided by financing activities	12,030,369	-

CHANGES IN CASH AND CASH EQUIVALENTS	30,369	-

CASH AND CASH EQUIVALENTS, beginning of period	-	-

CASH AND CASH EQUIVALENTS, end of period	$30,369	$-